Submission	Mar. 20, 2025
Submission [Line Items]
Central Index Key	0001620393
Registrant Name	NexPoint Residential Trust, Inc.
Registration File Number	333-278402
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES